OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
OTHER CURRENT ASSETS, NET
Schedule of other current assets net

Other current assets, net, consist of the following:

	As of December 31,
	2021			2022
	Gross	Allowance	Net	Gross	Allowance	Net

Receivable from third party (i)	$27,107	$(21,862)	$5,245	$29,346	$(20,002)	$9,344
Receivable from AM Advertising and its subsidiaries (ii)	23,257	$(8,545)	$14,712	22,840	$(7,896)	$14,944
Input VAT receivable(iii)	5,379	—	5,379	3,296	—	3,296
Other prepaid expenses	4,223	(3,089)	1,134	3,917	(2,490)	1,427
Short-term deposits	3,980	—	3,980	1,102	—	1,102
Prepaid selling and marketing fees	983	(448)	535	533	(319)	214
Receivable from Non-controlling shareholders	736	(736)	—	709	(709)	—
Prepaid individual income tax and other employee advances	510	(166)	344	500	(155)	345
Stock subscriptions receivable(iv)	155	—	155	149	—	149
Prepaid expenses of equipment(v)	—	—	—	34,179	—	34,179
Others	50	—	50	72	—	72
Total	$66,380	$(34,846)	$31,534	$96,643	$(31,571)	$65,072
(i)	Receivable from third party mainly represented the concession fee deposits of Guangzhou Meizheng for the ceased operations in providing Wi-Fi services on trains that is expected to be refunded within one year and the refund receivable of concession fee from an airline company. As of December 31, 2021 and 2022, the management conducted a review on the outstanding balance and recorded bad debt provision on other current assets for which the collectability is assessed to be remote. It also consisted of loans to third parties are in order to secure them to provide advertising services at prime locations to the Group. As of December 31, 2021 and 2022, the Group had balance of various loan agreements with third parties with aggregated amount of $6,723 and $6,056, respectively with the terms of one year. The interest rates were around 5% without any assets pledged for the years ended December 31, 2021 and 2022, respectively. As of December 31, 2021 and 2022, the bad debt allowance for loan to third parties amounted to $6,699 and $6,056, respectively.
(ii)	Receivable from AM Advertising and its subsidiaries balance amounted to $23,257 and $22,840 as of December 31, 2021 and 2022, respectively. As of December 31, 2021 and 2022, $8,545 and $7,896 of bad debt allowance were made for the receivable balance, respectively. See Note 19 (b) for further discussion of AM Advertising.
(iii)	Input VAT receivable decreased by $2,083 from $5,379 as of December 31, 2021 to $3,296 as of December 31, 2022. In 2021 and 2022, economy was adversely affected by the unpredictable COVID-19 and the Group expected that it would be remote to receive invoices to certify the estimated input VAT.
(iv)	On December 30, 2020, the Group issued 23,876,308 ordinary shares to purchase computer servers valued at $2,531, which are specifically designed for mining cryptocurrencies and have been subsequently transferred to the Group in January 2021.
(v)	On April 6, 2022, the Group issued 179,986,169 ordinary shares to purchase computer servers valued at $34,179, which are specifically designed for mining cryptocurrencies.